Loans and Allowance for Loan Losses (Details Textual) (USD $)	Dec. 31, 2012 Contract
Loans and Allowance for Loan Losses (Textual)
Principal amount outstanding of loans held-in-portfolio	$ 100,000
Impaired loans	100,000
Number of defaulted TDR's contracts	2
Residential real estate loan defaulted balance	190,000
Troubled Debt Restructuring Loan Loss Allowances	900,000
Troubled Debt Restructuring Loan Receivable	$ 6,800,000